Investment Objectives and Goals - Capital Group International Equity ETF	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group International Equity ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide prudent growth of capital and conservation of principal.